Short-Term Investment (Details) - Schedule of Short-Term Investments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-Term Investment (Details) - Schedule of Short-Term Investments [Line Items]
Total	$ 2,826,055	$ 1,966,607
Trading securities [Member]
Short-Term Investment (Details) - Schedule of Short-Term Investments [Line Items]
Total	2,366,475	1,966,607
Held-to-maturity debt securities [Member]
Short-Term Investment (Details) - Schedule of Short-Term Investments [Line Items]
Total	$ 459,580